Research, development, sales, marketing and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2020
Research, development, sales, marketing and administrative expenses
Summary of research and development costs

DKK thousand	2020	2019	2018
Staff costs (note 6)	(204,210)	(178,089)	(153,601)
Depreciation and impairment losses, property,
plant and equipment and right-of-use assets (note 14,15)	(17,417)	(4,422)	(4,423)
Other external research and development costs	(382,454)	(378,912)	(280,195)
Total research and development costs	(604,081)	(561,423)	(438,219)